Aging of Recorded Investment in Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	$ 7,567		$ 15,089		$ 8,675
60-89 Days Past Due	1,222		2,183		1,382
Over 90 Days Past Due	5,810		7,422		7,641
Total Past Due	14,599		24,694		17,698
Total Current	683,394	[1]	632,503	[1]	666,970	[1]
Total Loans	697,993		657,197		684,668
Commercial, industrial and agricultural
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	71		2,083		352
60-89 Days Past Due	8		170		253
Over 90 Days Past Due	139		383		187
Total Past Due	218		2,636		792
Total Current	56,773	[1]	51,037	[1]	51,089	[1]
Total Loans	56,991		53,673		51,881
Real Estate - One to Four Family Residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	6,873		6,917		6,773
60-89 Days Past Due	1,161		1,816		1,109
Over 90 Days Past Due	2,201		2,917		4,099
Total Past Due	10,235		11,650		11,981
Total Current	328,142	[1]	306,661	[1]	326,719	[1]
Total Loans	338,377		318,311		338,700
Real Estate - One to Four Family Residential | Closed End First And Seconds
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	6,310		6,217		6,169
60-89 Days Past Due	967		1,513		870
Over 90 Days Past Due	1,870		2,564		3,904
Total Past Due	9,147		10,294		10,943
Total Current	231,658	[1]	208,178	[1]	228,059	[1]
Total Loans	240,805		218,472		239,002
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	563		700		604
60-89 Days Past Due	194		303		239
Over 90 Days Past Due	331		353		195
Total Past Due	1,088		1,356		1,038
Total Current	96,484	[1]	98,483	[1]	98,660	[1]
Total Loans	97,572		99,839		99,698
Real estate - multifamily residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	0		0		0
60-89 Days Past Due	0		0		0
Over 90 Days Past Due	0		0		0
Total Past Due	0		0		0
Total Current	19,932	[1]	18,077	[1]	15,801	[1]
Total Loans	19,932		18,077		15,801
Real Estate - Construction
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	298		279		187
60-89 Days Past Due	0		176		11
Over 90 Days Past Due	132		269		1,145
Total Past Due	430		724		1,343
Total Current	41,565	[1]	37,135	[1]	53,444	[1]
Total Loans	41,995		37,859		54,787
Real Estate - Construction | One To Four Family Residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	288		112		164
60-89 Days Past Due	0		176		11
Over 90 Days Past Due	132		132		706
Total Past Due	420		420		881
Total Current	16,748	[1]	15,749	[1]	19,351	[1]
Total Loans	17,168		16,169		20,232
Real Estate - Construction | Other construction, land development and other land
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	10		167		23
60-89 Days Past Due	0		0		0
Over 90 Days Past Due	0		137		439
Total Past Due	10		304		462
Total Current	24,817	[1]	21,386	[1]	34,093	[1]
Total Loans	24,827		21,690		34,555
Real estate - farmland
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	0		808		0
60-89 Days Past Due	0		0		0
Over 90 Days Past Due	590		590		40
Total Past Due	590		1,398		40
Total Current	6,617	[1]	6,774	[1]	8,518	[1]
Total Loans	7,207		8,172		8,558
Real Estate - Non-farm, Non-residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	198		4,712		1,014
60-89 Days Past Due	37		0		0
Over 90 Days Past Due	2,683		3,097		2,032
Total Past Due	2,918		7,809		3,046
Total Current	201,208	[1]	193,591	[1]	188,519	[1]
Total Loans	204,126		201,400		191,565
Real Estate - Non-farm, Non-residential | Owner Occupied
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	198		2,933		619
60-89 Days Past Due	37		0		0
Over 90 Days Past Due	2,060		3,074		1,177
Total Past Due	2,295		6,007		1,796
Total Current	126,027	[1]	120,562	[1]	118,028	[1]
Total Loans	128,322		126,569		119,824
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	0		1,779		395
60-89 Days Past Due	0		0		0
Over 90 Days Past Due	623		23		855
Total Past Due	623		1,802		1,250
Total Current	75,181	[1]	73,029	[1]	70,491	[1]
Total Loans	75,804		74,831		71,741
Consumer Loan
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	122		283		328
60-89 Days Past Due	16		21		9
Over 90 Days Past Due	65		166		138
Total Past Due	203		470		475
Total Current	14,922	[1]	16,312	[1]	19,698	[1]
Total Loans	15,125		16,782		20,173
Other
Aging of Past Due Commercial Mortgage Loans [Line Items]
30-59 Days Past Due	5		7		21
60-89 Days Past Due	0		0		0
Over 90 Days Past Due	0		0		0
Total Past Due	5		7		21
Total Current	14,235	[1]	2,916	[1]	3,182	[1]
Total Loans	$ 14,240		$ 2,923		$ 3,203

[1]	For purposes of this table only, the "Total Current" column includes loans that are 1-29 days past due.